UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10387
Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Tax-Managed Value Portfolio                                                                                                         as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace and Defense — 2.3%
General Dynamics Corp.	100,000	$11,636,000
Northrop Grumman Corp.	200,000	12,426,000
		$24,062,000
Auto Parts and Equipment — 0.9%
BorgWarner, Inc.	175,000	9,647,750
		$9,647,750
Banks - Regional — 8.4%
Bank of America Corp.	500,000	22,115,000
Marshall & Ilsley Corp.	125,000	5,242,500
SunTrust Banks, Inc.	175,000	12,503,750
TCF Financial Corp.	300,000	7,497,000
U.S. Bancorp	200,000	5,982,000
Wachovia Corp.	275,000	15,078,250
Wells Fargo & Co.	300,000	18,708,000
		$87,126,500
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	11,721,100
		$11,721,100
Communications Services — 4.4%
Alltel Corp.	125,000	7,503,750
AT&T, Inc.	550,000	14,272,500
Sprint Nextel Corp.	300,000	6,867,000
Verizon Communications, Inc.	550,000	17,413,000
		$46,056,250
Computers and Business Equipment — 3.6%
Hewlett-Packard Co.	500,000	15,590,000
International Business Machines Corp.	200,000	16,260,000
NCR Corp. (1)	160,000	5,944,000
		$37,794,000
Diversified Manufacturing — 0.6%
Eaton Corp.	100,000	6,620,000
		$6,620,000
Electric Utilities — 6.4%
Dominion Resources, Inc.	250,000	18,882,500
Entergy Corp.	175,000	12,164,250
Exelon Corp.	400,000	22,968,000
FPL Group, Inc.	300,000	12,537,000
		$66,551,750

Financial Services — 8.3%
Citigroup, Inc.	450,000	$20,961,000
Countrywide Financial Corp.	500,000	16,720,000
Freddie Mac	150,000	10,179,000
J.P.Morgan Chase & Co.	475,000	18,881,250
Principal Financial Group, Inc.	100,000	4,716,000
Washington Mutual, Inc.	350,000	14,812,000
		$86,269,250
Foods — 1.7%
Nestle SA (2)	60,000	17,560,150
		$17,560,150
Home Builders — 0.9%
Lennar Corp., Class A	150,000	9,384,000
		$9,384,000
Household Products — 1.2%
Kimberly-Clark Corp.	225,000	12,852,000
		$12,852,000
Insurance — 5.0%
Allstate Corp.	100,000	5,205,000
American International Group, Inc.	250,000	16,365,000
Axis Capital Holdings, Ltd. (2)	250,000	7,475,000
MetLife, Inc.	100,000	5,016,000
Progressive Corp.	50,000	5,252,000
St. Paul Travelers Companies, Inc.	275,000	12,479,500
		$51,792,500
Investment Services — 6.1%
Franklin Resources, Inc.	50,000	4,925,000
Goldman Sachs Group, Inc.	150,000	21,187,500
Lehman Brothers Holdings, Inc.	135,000	18,960,750
Merrill Lynch & Co., Inc.	250,000	18,767,500
		$63,840,750
Machinery — 2.7%
Caterpillar, Inc.	200,000	13,580,000
Deere & Co.	200,000	14,352,000
		$27,932,000
Managed Care — 1.1%
WellPoint, Inc. (1)	150,000	11,520,000
		$11,520,000
Media — 2.6%
Time Warner, Inc.	900,000	15,777,000
Walt Disney Co.	425,000	10,756,750
		$26,533,750

Medical - Drugs — 4.9%
Abbott Laboratories	200,000	$8,630,000
Pfizer, Inc.	350,000	8,988,000
Sanofi-Aventis ADR	300,000	13,800,000
Wyeth	425,000	19,656,250
		$51,074,250
Medical-Lab Products & Services — 1.5%
Fisher Scientific International, Inc. (1)	225,000	15,045,750
		$15,045,750
Metals - Industrial — 3.6%
Alcoa, Inc.	325,000	10,237,500
Peabody Energy Corp.	150,000	14,926,500
Phelps Dodge Corp.	75,000	12,037,500
		$37,201,500
Oil and Gas - Equipment and Services — 3.2%
GlobalSantaFe Corp.	150,000	9,157,500
Transocean Sedco Forex, Inc. (1)	300,000	24,345,000
		$33,502,500
Oil and Gas - Exploration and Production — 1.5%
Apache Corp.	200,000	15,106,000
		$15,106,000
Oil and Gas - Integrated — 9.3%
Chevron Corp.	325,000	19,298,500
ConocoPhillips	300,000	19,410,000
Exxon Mobil Corp.	350,000	21,962,500
Marathon Oil Corp.	150,000	11,530,500
Occidental Petroleum Corp.	250,000	24,427,500
		$96,629,000
Oil and Gas - Refinery — 1.5%
Valero Energy Corp.	250,000	15,607,500
		$15,607,500
Paper and Forest Products — 1.4%
Weyerhaeuser Co.	200,000	13,952,000
		$13,952,000
REITs — 2.4%
AMB Property Corp.	110,000	5,742,000
AvalonBay Communities, Inc.	75,000	7,461,000
General Growth Properties, Inc.	125,000	6,450,000
Public Storage, Inc.	75,000	5,442,750
		$25,095,750

Restaurants — 1.0%
McDonald’s Corp.	300,000	$10,503,000
		$10,503,000
Retail - General — 1.2%
J.C. Penney Company, Inc.	225,000	12,555,000
		$12,555,000
Retail - Home Improvement — 1.6%
Home Depot, Inc.	400,000	16,220,000
		$16,220,000
Retail - Specialty and Apparel — 0.8%
Target Corporation	75,000	4,106,250
TJX Companies, Inc.	150,000	3,829,500
		$7,935,750
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	500,000	5,400,000
		$5,400,000
Tobacco — 2.1%
Altria Group, Inc.	300,000	21,702,000
		$21,702,000
Transport - Services — 0.7%
FedEx Corp.	75,000	7,586,250
		$7,586,250
Transportation — 1.9%
Burlington Northern Santa Fe Corp.	250,000	20,030,000
		$20,030,000
Wireless Telecommunication Services — 0.5%
Nokia Oyj ADR	300,000	5,514,000
		$5,514,000
Total Common Stocks (identified cost $687,577,384)		$1,007,924,000

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., Commercial Paper, 4.50%, 2/1/06	$19,397	$19,397,000
Investors Bank and Trust Company Time Deposit , 4.51%, 2/1/06	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $21,397,000)		$21,397,000
Total Investments — 98.9% (identified cost $708,974,384)		$1,029,321,000
Other Assets, Less Liabilities — 1.1%		$11,048,715
Net Assets — 100.0%		$1,040,369,715

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Non-income producing security.
(2)		Foreign security.

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$708,974,384
Gross unrealized appreciation	$321,033,990
Gross unrealized depreciation	(687,374)
Net unrealized appreciation	$320,346,616

The unrealized depreciation on foreign currency is $2,016.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 29, 2006
By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer
Date:	March 29, 2006